UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM California Muni Income Fund

April 14, 2023

PGIM California Muni Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23	Average Annual Total Returns as of 2/28/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	0.18	-7.68	0.35	1.37	—

Class C	-0.25	-6.30	0.20	0.92	—

Class Z	0.32	-4.29	1.28	1.97	—

Class R6	0.33	-4.28	1.36	N/A	1.18 (10/26/2017)

Bloomberg California 1-15 Year Municipal Intermediate Index

	0.72	-2.44	1.53	N/A	—

Bloomberg Municipal Bond Index

	0.66	-5.10	1.66	2.11	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)	Class R6 (10/26/2017)

Bloomberg California 1-15 Year Municipal Intermediate Index	1.23

Bloomberg Municipal Bond Index	1.37

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

The Fund’s total returns prior to April 1, 2020 as reflected in the table above and the line graph on the following page are the returns of the Fund when it followed different investment strategies. The table and line graph compare the Fund’s performance to that of the Bloomberg California 1-15 Year Municipal Intermediate Index, the Fund’s benchmark. Since the Bloomberg California 1-15 Year Municipal Intermediate Index inception date is October 31, 2016, the table and line graph also compare the Fund’s performance to that of the Bloomberg Municipal Bond Index.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg California 1–15 Year Municipal Intermediate Index—The Bloomberg California 1-15 Year Municipal Intermediate Index (Index) is a subset of the Bloomberg US Municipal Index that covers the USD-denominated long-term tax-exempt bond market. The Bloomberg US Municipal Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The Index contains bonds with maturities between 1 and 15 years issued by municipalities in California.

Bloomberg Municipal Bond Index—The Bloomberg Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM California Muni Income Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	7.9

AA	45.0

A	25.0

BBB	7.6

BB	1.5

B	0.9

Not Rated	8.3

Cash/Cash Equivalents	3.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

	Total Distributions Paid for	SEC 30-Day Subsidized	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
	One Year ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.11	2.61	5.25	5.69	2.53	5.09	5.51

Class C	0.07	1.83	3.68	3.99	1.75	3.52	3.81

Class Z	0.12	2.99	6.02	6.51	2.83	5.69	6.17

Class R6	0.12	3.00	6.04	6.54	2.88	5.79	6.27

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM California Muni Income Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM California Muni Income Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,001.80	0.69%	$3.42

	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

Class C	Actual	$1,000.00	$ 997.50	1.54%	$7.63

	Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70

Class Z	Actual	$1,000.00	$1,003.20	0.39%	$1.94

	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

Class R6	Actual	$1,000.00	$1,003.30	0.38%	$1.89

	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.2%

MUNICIPAL BONDS
ABAG Fin. Auth. for Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,012,369
Anaheim Housing & Pub. Improvements Auth. Rev., Series C, Rfdg.	5.000	10/01/45	2,000	2,058,109
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,655	1,798,860
Rfdg.	5.000	04/01/28	1,545	1,710,931
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	684,476
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,000	1,048,718
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,350	1,341,439
Green Bond-Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	1,000	988,590
Green Bonds, Series C	5.000	10/01/24	500	500,554
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	1,984,193
Series B-2, Green Bond (Mandatory put date 08/01/31)	3.870(cc)	02/01/52	1,120	1,034,984
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	539,346
Sr. Series A, Rfdg.	5.000	06/01/25	700	718,113
Sr. Series A, Rfdg.	5.000	06/01/27	1,190	1,258,042
Sr. Series A, Rfdg.	5.000	06/01/28	1,730	1,855,786
Sr. Series A, Rfdg.	5.000	06/01/30	1,630	1,783,244
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,217,027
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,415	1,480,314
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,170,659
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	557,013
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,200	2,375,891
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,925	3,309,118
Lucile Salter Packard Children’s Hosp. at Stanford,
Series A, Rfdg.	5.000	05/15/26	1,000	1,062,404
Lucile Salter Packard Children’s Hosp., Series. A	5.000	08/15/43	2,500	2,532,652
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	337,438
Stanford Healthcare, Series A	5.000	08/15/54	2,000	2,035,385
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,650	1,637,129

See Notes to Financial Statements.

PGIM California Muni Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Sutter Hlth., Series A	5.000%	11/15/30	500	$544,081
Sutter Hlth., Series A	5.000	11/15/36	1,460	1,541,631
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	440	469,471
Unrefunded-Providence Hlth. & Svcs., Series A, Rfdg.	5.000	10/01/38	1,190	1,205,042
California Infrast. & Econ. Dev. Bank Rev.,
Brightline Passenger Rail Proj., Series A, Rmkt., AMT (Mandatory put date 01/31/24), 144A	3.650(cc)	01/01/50	1,000	994,485
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390(cc)	10/01/47	1,000	978,413
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	3.770(cc)	08/01/47	2,500	2,481,981
California Muni. Fin. Auth. Rev., American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	515	505,758
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/23	495	495,540
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	815,755
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	1,005,739
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	901,039
Orange Cnty. Civic Ctr. Infrastructure Program Phase 2	5.000	06/01/43	1,500	1,586,937
Series A, 144A	5.500	06/01/48	250	236,692
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11, Otay Ranch Vlg. 8W	5.000	09/01/57	850	798,005
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	337,722
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	796,414
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,951,027
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	974,352
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	2,150	2,115,280
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22^(d)	250	60,000
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39^(d)	500	120,000
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,347,077
Wste. Mgmt. Proj., Series A, Rmkt., AMT (Mandatory put date 05/01/24)	2.500(cc)	07/01/31	1,000	980,204
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,001,797
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	297,111
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	682,197
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	700	728,765
KIPP LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,001,827
KIPP LA. Proj., Series A, 144A	5.000	07/01/47	1,230	1,231,247

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Sch. Fin. Auth. Rev., (cont’d.)
KIPP Socal Pub. Schs., Series A, 144A	5.000%	07/01/39	1,000	$1,015,945
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,495,178
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,465,881
California St.,
GO	5.000	03/01/45	2,000	2,050,918
GO, Rfdg.	3.250	04/01/45	1,000	853,769
GO, Rfdg.	4.000	09/01/26	1,500	1,555,206
GO, Rfdg.	5.000	11/01/26	2,075	2,227,726
GO, Rfdg.	5.000	08/01/28	2,185	2,385,623
GO, Rfdg.	5.000	09/01/28	2,005	2,232,963
GO, Rfdg.	5.000	04/01/33	1,000	1,126,497
GO, Rfdg.	5.000	08/01/45	1,500	1,544,699
GO, Rfdg.	5.000	08/01/46	2,000	2,079,527
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,786,098
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,009
Var. Purp., GO	3.000	03/01/28	2,000	2,019,823
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,620,801
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,069,130
California St. Pub. Wks. Brd. Lease Rev., Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	181,932
California St. Univ. Rev., Series A, Rfdg.	5.000	11/01/43	1,000	1,035,985
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	209,073
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	702,788
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,058,412
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,565,465
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	453,832
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,760,333
Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	4,415	4,529,020
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	511,636
Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.953(cc)	07/25/36	17,093	1,002,798
Golden St. Tob. Secur. Corp. Rev., Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	2,460	2,675,730
Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,128,679
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	502,456
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	766,490

See Notes to Financial Statements.

PGIM California Muni Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000%	09/01/42	1,250	$1,264,837
La Mesa-Spring Vlly. Sch. Dist., Elect. of 2002, Series B, CABS, GO, Rfdg., NATL	3.445(t)	08/01/23	2,000	1,971,137
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	729	730,213
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	2,826,465
Series A	5.500	11/15/30	1,475	1,592,656
Series A	5.500	11/15/32	440	480,324
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,507,835
Series A, AMT	5.250	05/15/48	1,000	1,035,182
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,165,097
Sr. Series C, AMT	5.000	05/15/28	1,000	1,080,133
Sub. Series C, Rfdg.	5.000	05/15/24	390	397,098
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,340,532
Los Angeles Cmnty. Clg. Dist., 2016 Elect., Series C-1, GO	5.000	08/01/24	2,500	2,570,448
Los Angeles Cnty. Rev., Trans.	4.000	06/30/23	2,200	2,206,801
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A	5.000	07/01/39	1,000	1,083,358
Pwr. Sys., Series A	5.000	07/01/51	1,185	1,277,830
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A, Rfdg.	5.000	07/01/46	1,420	1,466,313
Series B	5.000	07/01/34	2,500	2,517,083
Series B, Rfdg.	5.000	07/01/43	1,115	1,189,785
Series D, Rfdg.	5.000	07/01/52	1,625	1,767,177
Los Angeles Rev., Trans.	4.000	06/29/23	2,500	2,508,392
Metro. Wtr. Dist. of Southern Calif. Rev.,
Series A, Rfdg.	5.000	10/01/28	1,000	1,129,836
Series B, Rfdg.	3.000	07/01/28	2,000	2,046,879
Sub. Series C, Rmkt. (Mandatory put date 05/21/24)	3.560(cc)	07/01/47	2,000	1,991,588
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,208,076
Northern Calif. Energy Auth. Rev.,
Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,300	4,293,941
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,050	1,145,425
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,077,599

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000%	05/01/39	980	$1,032,359
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,177,388
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,518,357
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,007,169
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.621(t)	08/01/26	1,485	1,313,266
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,861,818
Pittsburg Successor Agy. Redev. Agy. Rev., Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	690	747,454
Port of Oakland Rev., Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	805,803
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,009,571
Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,029,794
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	4.962(t)	07/01/24	2,931	2,744,164
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl.
Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,100	1,206,780
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Series A-1, CABS	4.675(t)	07/01/24	718	674,832
Series A-1, CABS	4.879(t)	07/01/27	2,645	2,145,490
Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	461,988
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	195,948
Unrefunded, Series A, Rfdg.	4.000	11/01/37	1,080	1,087,610
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,059,237
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	307,611
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,180,455
Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,046,184
Sacramento Cnty.,
Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,105,645

See Notes to Financial Statements.

PGIM California Muni Income Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Sacramento Muni. Util. Dist. Rev., Green Bonds, Series H, Rfdg.	5.000%	08/15/39	465	$514,019
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/30	650	652,940
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,010,414
Sub. Series B, AMT	5.000	07/01/34	1,000	1,078,688
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,066,408
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,459,234
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	634,245
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,030,569
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	427,513
2nd Series A, Rfdg., AMT	5.250	05/01/33	545	545,985
Series D, Rfdg., AMT	5.000	05/01/26	1,800	1,888,695
Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/24	505	514,777
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	1,900	2,023,874
San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,185	1,186,771
Sanger Unif. Sch. Dist., COPS Cap. Proj. COP, Rfdg., AGM	5.000	06/01/52	965	966,580
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	317,101
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.992(t)	08/01/29	1,250	1,032,872
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	3.004(t)	08/01/28	1,055	897,438
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset Securitization Corp., Class 1, Series A, Rfdg.	5.000	06/01/23	480	481,233
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,934,632
Stockton Pub. Fing. Auth. Rev.,
Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	712,612
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,072,517
Series L, Rfdg.	5.000	05/15/41	1,000	1,038,035
Series P	5.000	05/15/36	1,500	1,712,051
Univ. of California Rev.,
Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	2,110	2,117,987
Series BE, Rfdg.	5.000	05/15/41	1,195	1,304,692
Series BM, Rfdg.	5.000	05/15/29	1,000	1,134,874
Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,271,472

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	$1,029,267

TOTAL LONG-TERM INVESTMENTS
(cost $227,801,846)				220,486,253

SHORT-TERM INVESTMENT 2.0%
			Shares

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $4,505,793)(wb)			4,505,793	4,505,793

TOTAL INVESTMENTS 99.2%
(cost $232,307,639)				224,992,046
Other assets in excess of liabilities(z) 0.8%				1,783,247

NET ASSETS 100.0%				$226,775,293

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CA—Credit Agricole Securities Inc.

CABS—Capital Appreciation Bonds

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $180,000 and 0.1% of net assets.

See Notes to Financial Statements.

PGIM California Muni Income Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Short Position:
21	20 Year U.S. Treasury Bonds	Jun. 2023	$2,629,594	$9,963

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$340,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments Municipal Bonds
California	$—	$213,534,987	$180,000

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Puerto Rico	$—	$6,771,266	$—
Short-Term Investment
Affiliated Mutual Fund	4,505,793	—	—

Total	$4,505,793	$220,306,253	$180,000

Other Financial Instruments*
Assets
Futures Contracts	$9,963	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

General Obligation	14.5%
Transportation	14.1
Healthcare	11.7
Education	9.9
Special Tax/Assessment District	9.2
Pre-pay Gas	7.6
Water & Sewer	7.3
Tobacco Appropriated	5.3
Corporate Backed IDB & PCR	4.5
Pre-Refunded	4.2

Power	4.1%
Development	3.0
Affiliated Mutual Fund	2.0
Lease Backed Certificate of Participation	1.7
Solid Waste/Resource Recovery	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM California Muni Income Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,963	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$330,093

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(14,134)

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$3,504,969

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Assets

Investments at value:
Unaffiliated investments (cost $227,801,846)	$220,486,253
Affiliated investments (cost $4,505,793)	4,505,793
Interest receivable	2,540,866
Deposit with broker for centrally cleared/exchange-traded derivatives	340,000
Receivable for Fund shares sold	121,236
Due from broker—variation margin futures	1,969
Prepaid expenses	1,004

Total Assets	227,997,121

Liabilities

Payable for Fund shares purchased	596,142
Payable for investments purchased	483,712
Management fee payable	46,952
Accrued expenses and other liabilities	42,766
Distribution fee payable	29,020
Dividends payable	17,540
Affiliated transfer agent fee payable	4,458
Trustees’ fees payable	1,238

Total Liabilities	1,221,828

Net Assets	$226,775,293

Net assets were comprised of:
Shares of beneficial interest, at par	$234,181
Paid-in capital in excess of par	235,760,558
Total distributable earnings (loss)	(9,219,446)

Net assets, February 28, 2023	$226,775,293

See Notes to Financial Statements.

PGIM California Muni Income Fund    19

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Class A

Net asset value and redemption price per share, ($ 118,239,956 ÷ 12,210,629 shares of beneficial interest issued and outstanding)	$9.68
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.01

Class C

Net asset value, offering price and redemption price per share, ($ 7,798,190 ÷ 805,417 shares of beneficial interest issued and outstanding)	$9.68

Class Z

Net asset value, offering price and redemption price per share, ($ 80,180,513 ÷ 8,279,343 shares of beneficial interest issued and outstanding)	$9.68

Class R6

Net asset value, offering price and redemption price per share, ($ 20,556,634 ÷ 2,122,753 shares of beneficial interest issued and outstanding)	$9.68

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$3,050,604
Affiliated dividend income	96,163

Total income	3,146,767

Expenses
Management fee	412,228
Distribution fee(a)	190,292
Transfer agent’s fees and expenses (including affiliated expense of $ 11,200)(a)	55,260
Custodian and accounting fees	24,642
Audit fee	19,414
Registration fees(a)	19,120
Professional fees	10,944
Shareholders’ reports	10,420
Trustees’ fees	6,004
Miscellaneous	13,784

Total expenses	762,108
Less: Fee waiver and/or expense reimbursement(a)	(114,934)
Custodian fee credit	(770)

Net expenses	646,404

Net investment income (loss)	2,500,363

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(133,401)
Futures transactions	330,093

196,692

Net change in unrealized appreciation (depreciation) on:
Investments	(1,939,522)
Futures	(14,134)

(1,953,656)

Net gain (loss) on investment transactions	(1,756,964)

Net Increase (Decrease) In Net Assets Resulting From Operations	$743,399

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	148,103	42,189	—	—
Transfer agent’s fees and expenses	27,077	2,863	25,114	206
Registration fees	6,362	3,808	4,739	4,211
Fee waiver and/or expense reimbursement	(46,067)	(3,281)	(53,146)	(12,440)

See Notes to Financial Statements.

PGIM California Muni Income Fund    21

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,500,363	$4,135,381
Net realized gain (loss) on investment transactions	196,692	(1,076,134)
Net change in unrealized appreciation (depreciation) on investments	(1,953,656)	(19,719,691)

Net increase (decrease) in net assets resulting from operations	743,399	(16,660,444)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,312,262)	(2,405,126)
Class C	(57,504)	(118,055)
Class Z	(873,611)	(1,186,863)
Class R6	(260,106)	(382,049)

	(2,503,483)	(4,092,093)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	62,169,122	77,454,937
Net asset value of shares issued in reinvestment of dividends and distributions	2,389,850	3,837,699
Cost of shares purchased	(47,218,425)	(80,831,184)

Net increase (decrease) in net assets from Fund share transactions	17,340,547	461,452

Total increase (decrease)	15,580,463	(20,291,085)

Net Assets:

Beginning of period	211,194,830	231,485,915

End of period	$226,775,293	$211,194,830

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.77		$10.81	$10.71	$10.88	$10.46	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20	0.23	0.30	0.34	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.05)	0.09	(0.18)	0.42	(0.26)
Total from investment operations	0.02		(0.85)	0.32	0.12	0.76	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.22)	(0.29)	(0.34)	(0.36)
Net asset value, end of period	$9.68		$9.77	$10.81	$10.71	$10.88	$10.46
Total Return(b):	0.18%		(7.89)%	3.05%	1.17%	7.42%	0.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$118,240		$124,130	$142,134	$124,099	$123,965	$113,565
Average net assets (000)	$119,464		$127,800	$135,913	$122,238	$112,768	$116,599
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.69	%(c)	0.69%	0.68%	0.86%	0.93%	0.90%
Expenses before waivers and/or expense reimbursement	0.77	%(c)	0.77%	0.77%	0.87%	0.93%	0.90%
Net investment income (loss)	2.21	%(c)	1.90%	2.09%	2.77%	3.21%	3.32%
Portfolio turnover rate(d)(e)	11%		67%	27%	81%	61%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund    23

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.77		$10.81	$10.71	$10.88	$10.46	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.14	0.21	0.25	0.27
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.04)	0.10	(0.17)	0.43	(0.26)
Total from investment operations	(0.02)		(0.93)	0.24	0.04	0.68	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.11)	(0.14)	(0.21)	(0.26)	(0.28)
Net asset value, end of period	$9.68		$9.77	$10.81	$10.71	$10.88	$10.46
Total Return(b):	(0.25)%		(8.65)%	2.23%	0.36%	6.57%	0.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,798		$9,183	$13,962	$18,005	$21,812	$29,692
Average net assets (000)	$8,508		$11,219	$15,700	$19,915	$24,847	$31,344
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.54	%(c)	1.51%	1.49%	1.67%	1.72%	1.69%
Expenses before waivers and/or expense reimbursement	1.62	%(c)	1.59%	1.58%	1.68%	1.72%	1.69%
Net investment income (loss)	1.36	%(c)	1.07%	1.30%	1.96%	2.43%	2.53%
Portfolio turnover rate(d)(e)	11%		67%	27%	81%	61%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months
	Ended
	February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.77		$10.81	$10.71	$10.88	$10.46	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.26	0.33	0.36	0.37
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.05)	0.10	(0.18)	0.42	(0.26)
Total from investment operations	0.03		(0.82)	0.36	0.15	0.78	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.26)	(0.32)	(0.36)	(0.38)
Net asset value, end of period	$9.68		$9.77	$10.81	$10.71	$10.88	$10.46
Total Return(b):	0.32%		(7.62)%	3.35%	1.46%	7.62%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,181		$57,368	$58,895	$45,988	$44,946	$58,745
Average net assets (000)	$69,983		$54,563	$52,265	$48,099	$41,235	$55,647
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.39	%(c)	0.39%	0.39%	0.58%	0.73%	0.69%
Expenses before waivers and/or expense reimbursement	0.54	%(c)	0.56%	0.57%	0.68%	0.73%	0.69%
Net investment income (loss)	2.52	%(c)	2.20%	2.37%	3.05%	3.40%	3.54%
Portfolio turnover rate(d)(e)	11%		67%	27%	81%	61%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund    25

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,				October 26, 2017(a) through August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.77		$10.81	$10.71	$10.88	$10.46	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.25	0.32	0.36	0.31
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.05)	0.11	(0.17)	0.43	(0.13)
Total from investment operations	0.03		(0.82)	0.36	0.15	0.79	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.26)	(0.32)	(0.37)	(0.36)
Net asset value, end of period	$9.68		$9.77	$10.81	$10.71	$10.88	$10.46
Total Return(c):	0.33%		(7.61)%	3.36%	1.46%	7.70%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,557		$20,514	$16,495	$6,422	$3,063	$460
Average net assets (000)	$20,805		$17,433	$9,908	$4,756	$1,526	$120
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.54%	0.70%	0.69	%(d)
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.51%	0.62%	0.85%	1.16%	28.64	%(d)
Net investment income (loss)	2.52	%(d)	2.21%	2.34%	3.03%	3.36%	3.59	%(d)
Portfolio turnover rate(e)(f)	11%		67%	27%	81%	61%	37%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 6 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM California Muni Income Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM California Muni Income Fund    27

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Floating Rate Notes Issued in Conjunction with Securities Held: The Fund invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies

PGIM California Muni Income Fund    29

Notes to Financial Statements  (unaudited) (continued)

inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.38% of average daily net assets up to $5 billion;	0.38%
0.37% of average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a

PGIM California Muni Income Fund    31

Notes to Financial Statements  (unaudited) (continued)

certain expense limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.39
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$23,570	$—
C	—	—

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$38,175,395	$23,240,299

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(wb)
$—	$27,960,347	$23,454,554	$—	$—	$4,505,793	4,505,793	$96,163

(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM California Muni Income Fund    33

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$232,519,401	$935,765	$(8,453,157)	$(7,517,392)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $2,769,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is permitted to issue an unlimited number of full and fractional shares, par value $0.01 per share, in separate series, currently designated as the PGIM California Muni Income Fund. The RIC is authorized to issue an unlimited number of shares, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,100	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	75.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2023:
Shares sold	1,132,906	$10,920,135
Shares issued in reinvestment of dividends and distributions	127,872	1,233,134
Shares purchased	(1,759,706)	(16,964,571)
Net increase (decrease) in shares outstanding before conversion	(498,928)	(4,811,302)
Shares issued upon conversion from other share class(es)	56,693	551,193
Shares purchased upon conversion into other share class(es)	(53,454)	(517,852)
Net increase (decrease) in shares outstanding	(495,689)	$(4,777,961)

Year ended August 31, 2022:
Shares sold	2,678,324	$26,731,516
Shares issued in reinvestment of dividends and distributions	217,182	2,217,942
Shares purchased	(3,269,294)	(33,657,790)
Net increase (decrease) in shares outstanding before conversion	(373,788)	(4,708,332)
Shares issued upon conversion from other share class(es)	192,966	1,955,412
Shares purchased upon conversion into other share class(es)	(260,335)	(2,677,578)
Net increase (decrease) in shares outstanding	(441,157)	$(5,430,498)

PGIM California Muni Income Fund    35

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended February 28, 2023:
Shares sold	35,452	$342,139
Shares issued in reinvestment of dividends and distributions	5,942	57,288
Shares purchased	(122,539)	(1,185,088)
Net increase (decrease) in shares outstanding before conversion	(81,145)	(785,661)
Shares purchased upon conversion into other share class(es)	(53,601)	(520,544)
Net increase (decrease) in shares outstanding	(134,746)	$(1,306,205)

Year ended August 31, 2022:
Shares sold	142,888	$1,419,428
Shares issued in reinvestment of dividends and distributions	11,340	115,957
Shares purchased	(330,643)	(3,397,675)
Net increase (decrease) in shares outstanding before conversion	(176,415)	(1,862,290)
Shares purchased upon conversion into other share class(es)	(175,100)	(1,782,117)
Net increase (decrease) in shares outstanding	(351,515)	$(3,644,407)

Class Z
Six months ended February 28, 2023:
Shares sold	4,544,961	$43,772,215
Shares issued in reinvestment of dividends and distributions	86,898	839,326
Shares purchased	(2,259,743)	(21,743,477)
Net increase (decrease) in shares outstanding before conversion	2,372,116	22,868,064
Shares issued upon conversion from other share class(es)	39,022	378,012
Shares purchased upon conversion into other share class(es)	(3,490)	(34,365)
Net increase (decrease) in shares outstanding	2,407,648	$23,211,711

Year ended August 31, 2022:
Shares sold	3,613,803	$36,263,469
Shares issued in reinvestment of dividends and distributions	109,790	1,121,755
Shares purchased	(3,488,193)	(35,530,259)
Net increase (decrease) in shares outstanding before conversion	235,400	1,854,965
Shares issued upon conversion from other share class(es)	244,743	2,523,489
Shares purchased upon conversion into other share class(es)	(55,667)	(575,624)
Net increase (decrease) in shares outstanding	424,476	$3,802,830

Share Class	Shares	Amount

Class R6
Six months ended February 28, 2023:
Shares sold	740,141	$7,134,633
Shares issued in reinvestment of dividends and distributions	26,974	260,102
Shares purchased	(758,982)	(7,325,289)
Net increase (decrease) in shares outstanding before conversion	8,133	69,446
Shares issued upon conversion from other share class(es)	14,811	143,556
Net increase (decrease) in shares outstanding	22,944	$213,002

Year ended August 31, 2022:
Shares sold	1,296,639	$13,040,524
Shares issued in reinvestment of dividends and distributions	37,512	382,045
Shares purchased	(813,338)	(8,245,460)
Net increase (decrease) in shares outstanding before conversion	520,813	5,177,109
Shares issued upon conversion from other share class(es)	53,353	556,418
Net increase (decrease) in shares outstanding	574,166	$5,733,527

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

PGIM California Muni Income Fund    37

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the threat or the effects of terrorist acts, the effects of possible natural disasters (including but limited to the risk of earthquakes, climate change, flooding and wildfires) or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole, including those described in the SAI under “California Concentration”). By way of illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

PGIM California Muni Income Fund    39

Notes to Financial Statements  (unaudited) (continued)

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

PGIM California Muni Income Fund    41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PBCAX	PCICX	PCIZX	PCIQX

CUSIP	74440X100	74440X308	74440X407	74440X605

MF146E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023